Share-Based Compensation (Tables)	12 Months Ended
Nov. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense
The Company recorded share-based compensation expense in the Consolidated Statements of Operations for fiscal years 2020, 2019 and 2018 as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
Total share-based compensation	$17,631	$17,608	$15,026
Tax benefit recorded in the provision for income taxes	(4,355)	(4,367)	(3,952)

Effect on net income	$13,276	$13,241	$11,074

Schedule of Assumptions Used in Black-Scholes Valuation Model
The following assumptions were used in the Black-Scholes valuation model in fiscal years 2019 and 2018:

	Fiscal Years Ended November 30,
	2019	2018
Stock option plan:
Expected life (years)	6.0 - 6.1	6.0
Risk free interest rate	1.59% - 2.62%	3.09%
Expected volatility	32.33% - 33.69%	30.85%
Dividend yield	1.36% - 1.54%	1.84%

Summary of Activities Under SYNNEX Plans
A summary of the activities under the SYNNEX Plans is set forth below:

		Options Outstanding
	Shares available for grant	Number of shares	Weighted- average exercise price per share
Balances, November 30, 2019	262	866	$83.10
Restricted stock awards granted	(60)	—	—
Restricted stock units granted	(3)	—	—
Restricted stock cancelled/forfeited (1)	54	—	—
Options exercised	—	(182)	$49.55

Balances, November 30, 2020	252	684	$92.04

(1)	For performance-based restricted stock units, the difference between maximum awards and the actual number of shares issued upon full vesting is included.

Schedule of Cash Received from Exercise of Options and intrinsic Values of Options Exercised
The cash received from the exercise of options and the intrinsic values of options exercised during fiscal years 2020, 2019 and 2018 were as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
Intrinsic value of options exercised	$15,746	$3,782	$2,465
Cash received from exercise of options	$9,018	$1,908	$1,561

Summary Changes in Non-vested Restricted Stock Awards and Stock Units
A summary of the changes in the Company’s
non-vested
restricted stock awards and stock units during fiscal year 2020 is presented below:

	Number of shares	Weighted-average, grant-date fair value per share
Non-vested as of November 30, 2019	1,051	$103.51
Awards granted	60	97.40
Units granted	3	110.58
Awards and units vested	(291)	104.63
Awards and units cancelled/forfeited (1)	(54)	77.59

Non-vested as of November 30, 2020	768	$102.60

(1)	For performance-based restricted stock units, the difference between maximum awards and the actual number of shares issued upon full vesting is included.